Capital Management (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2020	2019
CET 1 Capital	40,077	36,071
Tier 1 Capital	45,840	41,201
Total Capital	54,661	48,340
Risk-Weighted Assets	336,607	317,029
Leverage Exposure s	953,640	956,493
CET 1 Capital Ratio	11.9%	11.4%
Tier 1 Capital Ratio	13.6%	13.0%
Total Capital Ratio	16.2%	15.2%
Leverage Ratio	4.8%	4.3%

(1)	Reflects modifications to capital requirements announced by OSFI in response to the COVID-19 pandemic in the second quarter of fiscal 2020 which remain in effect.